CONVERTIBLE NOTES PAYABLE (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 100,000
Debt Instrument, Interest Rate, Effective Percentage	4.20%
Debt Instrument, Maturity Date	Dec. 06, 2011
Debt Instrument, Increase, Accrued Interest	26,000	21,000
Debt Instrument, Convertible, Conversion Price	$ 0.50
Chief Executive Officer [Member]
Debt Instrument [Line Items]
Convertible Notes Payable, Total	$ 200,000